Vessels, net and Advances for Vessels Acquisitions, Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accumulated Depreciation [Abstract]
Depreciation	$ (6,114)	$ (3,339)
Net Book Value [Abstract]
Beginning balance	224,977
Depreciation	(6,114)	(3,339)
Ending balance	429,822
Gain on sale of vessels	78	$ 0
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	163,501
Transferred from advances for vessels under construction	245,763
Ending balance	409,264
Accumulated Depreciation [Abstract]
Beginning balance	(6,916)
Depreciation	(6,114)
Ending balance	(13,030)
Net Book Value [Abstract]
Beginning balance	156,585
Transferred from advances for vessels under construction	245,763
Depreciation	(6,114)
Ending balance	$ 396,234